Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Other payables	210,561,540	197,643,431	30,290,181
Business taxes and related tax surcharge	64,345,243	78,300,960	12,000,147
Accrued rental	2,250,443	20,675,146	3,168,605
Consideration payables for acquisitions	16,776,500	309,500	47,433
Accrued utilities	2,306,796	2,307,672	353,667
Other accrued expenses	2,180,632	934,279	143,184
Payables for contingent consideration	4,027,207	525,685	80,565
Total	302,448,361	300,696,673	46,083,782